Shareholders' Deficit (Details) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Deficit
Par value for common shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares, beginning balance	3,271,804	8,409,709	2,765,097	8,396,425	8,468,742	8,396,425	8,273,865
Issuance of common stock	1,216,612	59,033	1,723,319	72,317		164,886	122,560
Repurchase of common stock						5,796,214
Common stock shares, ending balance	4,488,416	8,468,742	4,488,416	8,468,742	4,488,416	2,765,097	8,396,425
Number of warrants outstanding	1		1		1	1
Number of shares available for issue	6,439		6,439		6,439	6,439
Exercise price	$ 1.61		$ 1.61		$ 1.61	$ 1.61